Schedule of investments
Macquarie International Core Equity Fund
June 30, 2025 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 95.38%Δ
Austria — 1.73%
Mondi	1,686,801	$ 27,541,533
		27,541,533
Brazil — 4.59%
Banco do Brasil	2,707,888	11,049,654
MercadoLibre †	17,892	46,763,068
Vale ADR	1,579,310	15,335,100
		73,147,822
Canada — 1.45%
Descartes Systems Group †	227,900	23,150,657
		23,150,657
China — 5.84%
China Merchants Bank Class H	3,667,000	25,622,450
Eastroc Beverage Group Class A	560,593	24,569,707
Midea Group Class A	2,043,394	20,589,358
Tencent Holdings	348,600	22,337,187
		93,118,702
Denmark — 1.59%
Ascendis Pharma ADR †	69,023	11,913,370
Novo Nordisk Class B	192,466	13,358,287
		25,271,657
France — 4.41%
Airbus	168,825	35,251,237
Hermes International	3,115	8,435,753
L'Oreal	36,683	15,689,820
Vinci	74,187	10,932,311
		70,309,121
Germany — 13.18%
BioNTech ADR †	87,769	9,344,765
Deutsche Telekom	1,273,481	46,458,002
Heidelberg Materials	176,689	41,511,690
KION Group	434,276	24,165,878
SAP	124,628	37,897,853
Siemens	92,873	23,810,856
Siemens Healthineers 144A #	482,303	26,736,142
		209,925,186
Hong Kong — 1.59%
Prudential	2,017,033	25,266,977
		25,266,977
India — 6.29%
Axis Bank	2,009,068	28,093,218
Bharti Airtel	1,322,721	30,995,104
HDFC Bank	1,191,996	27,819,263
NTPC	3,426,846	13,382,121
		100,289,706
	Number of shares	Value (US $)
Common StocksΔ (continued)
Ireland — 2.87%
Experian	615,133	$ 31,680,474
ICON †	96,566	14,045,525
		45,725,999
Japan — 14.10%
Makita	1,003,700	31,036,951
Marubeni	1,351,500	27,338,769
Mitsubishi UFJ Financial Group	2,464,100	33,931,532
Nintendo	350,300	33,763,855
Renesas Electronics	2,432,200	30,215,658
Seven & i Holdings	1,103,800	17,805,822
Shin-Etsu Chemical	483,700	16,028,724
Tokio Marine Holdings	380,153	16,132,183
Tokyo Electron	95,300	18,318,142
		224,571,636
Netherlands — 6.60%
Adyen 144A #, †	18,054	33,142,040
ASML Holding	20,475	16,342,713
ING Groep	1,724,408	37,834,368
Shell	504,673	17,828,442
		105,147,563
Norway — 0.97%
Orkla	1,422,315	15,465,774
		15,465,774
Singapore — 3.58%
Grab Holdings Class A †	4,601,630	23,146,199
Sea ADR †	211,691	33,857,859
		57,004,058
South Korea — 3.84%
KB Financial Group	192,143	15,788,870
SK Hynix	209,599	45,348,924
		61,137,794
Spain — 1.79%
Banco Bilbao Vizcaya Argentaria	1,851,780	28,476,927
		28,476,927
Switzerland — 3.20%
Alcon	396,948	35,042,569
Cie Financiere Richemont Class A	84,702	15,954,016
		50,996,585
Taiwan — 4.47%
Taiwan Semiconductor Manufacturing	1,961,000	71,157,743
		71,157,743
United Kingdom — 10.53%
AstraZeneca ADR	240,790	16,826,405
NQ- IV961 [0625] 0825 (4730784)    1

Schedule of investments
Macquarie International Core Equity Fund
	Number of shares	Value (US $)
Common StocksΔ (continued)
United Kingdom (continued)
BAE Systems	1,107,317	$ 28,674,021
Compass Group	775,985	26,277,394
Diageo	801,910	20,121,559
Flutter Entertainment †	96,914	27,694,145
Haleon	5,826,600	29,944,072
Melrose Industries	2,511,993	18,302,447
		167,840,043
United States — 2.76%
Freshworks Class A †	1,284,843	19,157,009
Lululemon Athletica †	53,810	12,784,180
Schlumberger	204,442	6,910,140
Spotify Technology †	6,757	5,184,916
		44,036,245
Total Common Stocks (cost $1,133,484,942)		1,519,581,728

Short-Term Investments — 3.63%
Money Market Mutual Funds — 3.63%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.22%)	14,444,212	14,444,212
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.23%)	14,444,212	14,444,212
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.30%)	14,444,212	14,444,212
	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.23%)	14,444,212	$ 14,444,212
Total Short-Term Investments (cost $57,776,848)		57,776,848

Total Value of Securities—99.01% (cost $1,191,261,790)		1,577,358,576
Receivables and Other Assets Net of Liabilities — 0.99%		15,746,606
Net Assets Applicable to 64,172,576 Shares Outstanding — 100.00%	$1,593,105,182
Δ	Securities have been classified by country of risk.
†	Non-income producing security.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2025, the aggregate value of Rule 144A securities was $59,878,182, which represents 3.76% of the Fund’s net assets.
Summary of abbreviations:
ADR – American Depositary Receipt

2    NQ- IV961 [0625] 0825 (4730784)